LEASES	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
LEASES

NOTE 5 – LEASES

The Company’s lease portfolio primarily consists of an office lease. The lease had a term from April 17, 2021 to April 16, 2024. On October 13, 2022, the Company early terminated the lease. Instead, the Company relocated with a 12-month new lease. As of June 30, 2024 and December 31, 2023, the Company reported no right-of-use assets and lease liabilities.

The following table summarizes the lease costs recognized in the unaudited consolidated statements of earnings:

	For the Six Months Ended June 30,
	2024	2023
Operating lease cost	$-	$-
Short-term lease cost	3,800	3,896
Variable lease cost	-	-
Total lease cost	$3,800	$3,896